Note 7 - Debt (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Revolving credit facility	$237,225	$180,598

Term loans
Term Loan A-1
Outstanding principal	85,000	89,000
Unamortized debt issuance costs	(37)	(68)
Term Loan A-1, net	84,963	88,932

Term Loan A-2
Outstanding principal	283,500	173,500
Unamortized debt issuance costs	(902)	(551)
Term Loan A-2, net	282,598	172,949

Other	-	216
Total long-term debt	604,786	442,695
Less current portion	19,000	10,000
Long-term debt, less current portion	$585,786	$432,695

Schedule of Line of Credit Facilities [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Outstanding borrowings	$237,225	$180,598
Interest rate	6.93%	6.34%
	Fiscal Year:
	2024	2023
Maximum amount of borrowings drawn during the period	$290,968	$350,828
Average outstanding borrowings	$162,780	$159,670
Weighted average interest rate	6.78%	5.03%

Schedule of Maturities of Long-Term Debt [Table Text Block]
2025	$19,000
2026	333,225
2027	15,000
2028	238,500
2029	-
Thereafter	-
Total	$605,725